Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Feb. 28, 2017
Registrant Name	ADVISORS SERIES TRUST
Central Index Key	0001027596
Amendment Flag	false
Document Creation Date	Jun. 23, 2017
Document Effective Date	Jun. 28, 2017
Prospectus Date	Jun. 28, 2017
American Trust Allegiance Fund | Investor Class
Prospectus:
Trading Symbol	ATAFX